Leases (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Leases
Lessee, Operating Lease, Description	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 65 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised.
Lease, Expense	$ 160	$ 172
Variable costs for power generation facility finance leases	$ 149	$ 156
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Option to Extend	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 65 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised
Lessor, Direct finance and sales-type leases
Lessor, Direct Financing Lease, Description	The Company’s net investment in direct finance and sales-type leases primarily relates to Brunswick Pipeline, compressed natural gas (“CNG”) stations and heat pumps.
Lessor, Sales-type Lease, Description	The Company’s net investment in direct finance and sales-type leases primarily relates to Brunswick Pipeline, compressed natural gas (“CNG”) stations and heat pumps.
Lessor, Sales-type Lease, Existence of Lessee Option to Purchase Underlying Asset [true false]	true
Lessor, Sales-type Lease, Lessee Option to Purchase Underlying Asset	Customers have the option to purchase CNG station assets at any time after 2021 by paying a make-whole payment at the date of the purchase based on a targeted internal rate of return or may take possession of the CNG station asset at the end of the lease term for no cost. Customers have the option to purchase heat pumps at the end of the lease term for a nominal fee.
Minimum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Renewal Term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Renewal Term	65 years